Subsequent Event After the Reporting Period	6 Months Ended
Dec. 31, 2024
Subsequent Event After the Reporting Period [Abstract]
SUBSEQUENT EVENT AFTER THE REPORTING PERIOD
26.	SUBSEQUENT EVENT AFTER THE REPORTING PERIOD

There were no material events subsequent to the financial period of six months ended December 31, 2024 that require disclosure or adjustment to the financial statements.